TRADE PAYABLES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade Payables
Trade payables	R$ 107.4	R$ 165.8
Related parties (Note 30)	199.9	343.6
Non-current	307.3	509.4
Trade payables	21,278.6	23,498.1
Related parties (Note 30)	1,916.5	830.4
Current	23,195.1	24,328.5
Total	R$ 23,502.4	R$ 24,837.9